Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative expense	$ 0	$ 1,029,541	$ 96,913	$ 2,486,451	$ 4,409,214	$ 4,777,654